Right of Use Assets and Operating Lease Liability (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Right of Use Assets and Operating Lease Liability [Abstract]
Rental fees	$ 3.9
Weighted-average discount rate operating leases	6.00%	6.00%